Associates and Joint Ventures - Narrative (Details)	12 Months Ended
Dec. 31, 2019
Internet para Todos, S.A.C.
Disclosure Of Joint Ventures And Associates [Line Items]
Proportion of ownership interest (as a percent)	37.00%